Acquisition (Tables)	12 Months Ended
Dec. 31, 2015
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Information [Table Text Block]
The following table presents the unaudited pro forma financial results for the years ended December 31, 2015 and 2014 as if the Acquisition and related financings had been completed January 1, 2014. In addition, the year ended December 31, 2015 has been adjusted to exclude $23 million of acquisition costs, $65 million loss on extinguishment of acquired debt and $16 million of acquisition bridge facility fees. The unaudited pro forma financial information does not purport to be indicative of results of operations that would have occurred had the Acquisition occurred on the date assumed or for the periods presented, nor is such information indicative of the Company's expected future results of operations.

	Years Ended December 31,
	2015	2014
	(Millions)
Revenues	$1,578	$2,905
Net income (loss) from continuing operations attributable to WPX Energy, Inc.	$81	$278

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following table summarizes the consideration paid for the Acquisition and the preliminary estimates of fair value of the assets acquired and liabilities assumed as of the Acquisition date. The purchase price allocation is preliminary and subject to adjustment, specifically post-closing working capital adjustments, finalization of the valuation of oil and gas properties and midstream assets and deferred taxes. These amounts will be finalized as soon as possible, but no later than September 30, 2016.

Purchase Price Allocation
(Millions)
Consideration:
Cash, net of an estimated post-close settlement	$1,251
Fair value of WPX common stock issued	296
Total consideration	$1,547
Fair value of liabilities assumed:
Accounts payable	$104
Accrued liabilities	74
Deferred income taxes	692
Long-term debt	990
Asset retirement obligation	23
Total liabilities assumed as of December 31, 2015	1,883
Fair value of assets acquired:
Cash and cash equivalents	51
Accounts receivable, net	80
Derivative assets, current	97
Derivative assets, noncurrent	34
Inventories	12
Other current assets	3
Properties and equipment(a)	3,149
Other noncurrent assets	4
Total assets acquired as of December 31, 2015	3,430
Net fair value of assets and liabilities	$1,547
__________
(a) Properties and equipment reflect the following as of the Acquisition date:

Proved properties	$881
Unproved properties	2,108
Gathering, processing and other facilities	157
Other	3
Total	$3,149